Related party transactions (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Oct. 12, 2021	Sep. 30, 2022	Sep. 30, 2021
IfrsStatementLineItems [Line Items]
Share-based compensation expense		$ 3,146	$ 2,995
Blender Media Inc. [member]
IfrsStatementLineItems [Line Items]
Amount incurred related to website design, hosting and maintenance service received		136	71
Stock issued for services, shares	120,000
Share-based compensation expense		626
Management and Directors [member]
IfrsStatementLineItems [Line Items]
Amounts payable, related party transactions		$ 582	$ 632